AS FILED WITH THE SECURITIES AND
EXCHANGE COMMISSION ON JULY 18, 2001.

SECURITIES ACT FILE NO.
============================================================


SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
___________________

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933  [X]
PRE-EFFECTIVE AMENDMENT NO.  [  ]
POST-EFFECTIVE AMENDMENT NO.  [  ]

SMITH BARNEY SECTOR SERIES INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
7 World Trade Center, NEW YORK, NY  10048
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
(800) 451-2010
(REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)

HEATH B. MCLENDON
SMITH BARNEY FUND MANAGEMENT LLC
7 World Trade Center
NEW YORK, NY 10048

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

BURTON M. LEIBERT, ESQ.
WILLKIE FARR & GALLAGHER
787 SEVENTH AVENUE
NEW YORK, NY  10019-6099

CHRISTINA T. SYDOR, ESQ.
SMITH BARNEY FUND
MANAGEMENT LLC
7 WORLD TRADE CENTER
NEW YORK, NY 10048

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
Registrant proposes that the Registration Statement become effective August 17, 2001 pursuant to Rule 488 under the Securities Act of 1933, as amended.

TITLE OF SECURITIES BEING REGISTERED:
Shares of common stock ($.001 par value) of the Registrant
___________________

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

============================================================
=========

PART A

INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS



SMITH BARNEY SECTOR SERIES INC.

Smith Barney Global Technology Fund

7 World Trade Center

New York, New York  10048

August __, 2001

Dear Shareholders:

You are being asked to vote on a Plan of Reorganization whereby all of the assets and liabilities of the Smith Barney Global Technology Fund (the "Fund"), a series of Smith Barney Sector Series Inc. ("Sector Series"), would be transferred in a tax-free reorganization to Smith Barney Technology Fund (the "Acquiring Fund"), also a series of Sector Series, in exchange for shares of the corresponding class of common stock of the Acquiring Fund. If the Plan of Reorganization is approved and consummated, you would no longer be a shareholder of the Fund, but would become a holder of shares of the corresponding class of the Acquiring Fund, which has similar investment objectives and policies to your Fund, except as described in the Proxy Statement/Prospectus.

AFTER CAREFUL REVIEW, THE MEMBERS OF YOUR FUND'S BOARD HAVE APPROVED THE PROPOSED REORGANIZATION. THE BOARD MEMBERS OF YOUR FUND BELIEVE THAT THE PROPOSAL SET FORTH IN THE NOTICE OF MEETING FOR YOUR FUND IS IMPORTANT AND RECOMMEND THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND THEN VOTE FOR THE PROPOSAL.

Your vote is important. PLEASE TAKE A MOMENT TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. For more information, please call 1-800-451-2010. If you prefer, you can fax the proxy card (both sides) to (800) _________ or vote by telephone by calling
(800) _________ using the xx-digit control number located on your proxy card or vote through the Internet by going to www.[website].com using the xx-digit control number on your proxy card. The Fund may also solicit proxies from shareholders by letter, telephone and/or telegraph. Voting by fax, telephone or through the Internet will reduce the time and costs associated with the proxy solicitation. When the Fund records proxies by telephone or through the Internet, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.

Whichever voting method you choose please read the full text of the accompanying Proxy Statement/Prospectus before you vote.

Respectfully,

/s/ Heath B. McLendon
Heath B. McLendon
Chairman of the Board, President and Chief Executive Officer
Smith Barney Sector Series Inc.


WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE
ENCLOSED POSTAGE-PAID ENVELOPE TO ENSURE A QUORUM AT THE
MEETING.  YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF
SHARES YOU OWN.




SMITH BARNEY SECTOR SERIES INC.
Smith Barney Global Technology Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Please take notice that a Special Meeting of Shareholders
(the "Special Meeting") of Smith Barney Sector Series Inc.
(the "Corporation"), on behalf of its series, the Smith
Barney Global Technology Fund (the "Fund"), will be held at the offices of Smith Barney Fund Management LLC, 7 World
Trade Center, Mezzanine Level, New York, New York 10048, on
October 9, 2001, at 10:00 a.m., Eastern time, for the following purposes:

PROPOSAL 1:  To approve the Corporation's Plan of
Reorganization providing for (i) the
acquisition of all of the assets and
liabilities of the Fund by Smith Barney
Technology Fund (the "Acquiring Fund"), also a
series of the Corporation, (ii) the amendment
of the Corporation's Charter reclassifying all
shares of the            Fund as shares of the
Acquiring Fund, and (iii) the accomplishment of the reclassification by the issuance of shares of the Acquiring Fund to shareholders of the Fund.

PROPOSAL 2:    To transact such other business as may
properly come before the meeting or any
adjournment(s) thereof.

The appointed proxies will vote in their discretion on any other business as may properly come before the Special
Meeting or any adjournments thereof.

Holders of record of shares of the Fund at the close of business on August 6, 2001 are entitled to vote at the Special Meeting and at any adjournments thereof.

If the necessary quorum to transact business or the vote required approving a Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's outstanding shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal. For more information, please call 1-800-451-2010.

By Order of the Board of
Directors

/s/ Christina T. Sydor
Christina T. Sydor
Secretary

August __, 2001




IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN THE CARD(S) IN THE ENCLOSED ADDRESSED ENVELOPE WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE. YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS TO ENSURE A QUORUM AT THE SPECIAL MEETING. IF YOU CAN ATTEND THE SPECIAL MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE TO DO SO.






TABLE OF CONTENTS

GENERAL......................................................  1
PROPOSAL:  APPROVAL OF PLAN OF
REORGANIZATION.............................    	  4
SYNOPSIS....................................................
 ..................................................     	  4
INVESTMENT OBJECTIVE AND POLICIES OF BOTH FUNDS.....................
6
INVESTMENT MANAGEMENT FEES AND
EXPENSES.....................................	  8
DISTRIBUTION OF SHARES AND OTHER
SERVICES......................................	12
PURCHASE, REDEMPTION AND EXCHANGE
INFORMATION.........................	13
DIVIDENDS AND OTHER
DISTRIBUTIONS.....................................................
	13
TAX
CONSEQUENCES................................................
 ....................................	13
PRINCIPAL INVESTMENTS AND RISK
FACTORS...........................................	13
THE PROPOSED
REORGANIZATION............................................................
 ...	25
REASONS FOR THE PROPOSED
REORGANIZATION.......................................	26
DESCRIPTION OF THE SECURITIES TO BE
ISSUED........................................	28
FEDERAL INCOME TAX
CONSEQUENCES......................................................
	29
LIQUIDATION AND TERMINATION OF
FUND................................................	30
PORTFOLIO
SECURITIES..........................................................
 ...................... 	30
PORTFOLIO
TURNOVER............................................................
 .....................	30
CAPITALIZATION AND
PERFORMANCE.........................................................
	31
ADDITIONAL INFORMATION ABOUT THE
FUNDS..........................................	32
INTERESTS OF CERTAIN
PERSONS.................................................................
	32
ADDITIONAL
INFORMATION...........................................................
 ...............	33









ADDITIONAL MATERIALS

The following additional materials, which have been incorporated by reference into the Statement of Additional
Information dated August __, 2001 relating to this Prospectus/Proxy Statement and the Reorganization, will be sent to all shareholders of the Fund requesting a copy of such Statement of Additional Information.

1. Statement of Additional Information for the Acquiring
Fund dated February 28, 2001

2. Statement of Additional Information for the Fund dated
February 28, 2001

3. Annual Report of the Acquiring Fund for the year ended
October 31, 2000 and the Semi-Annual Report of the
Acquiring Fund for the six-months ended April 30, 2001

4. Annual Report of the Fund for the year ended October
31, 2000 and the Semi-Annual Report of the Fund for the six months ended April 30, 2001.





Merger Q&A
Smith Barney Global Technology Fund into Smith Barney
Technology Fund

The enclosed materials include a combined Prospectus/Proxy
Statement containing information you need to make a more informed decision. However, we thought it would also be helpful for you to have, at the start, answers to some of the important questions you might have about the proposed reorganization.

We hope you find these explanations useful as you review your materials before voting. For more detailed information about the proposed reorganization, please refer to the enclosed combined Prospectus/Proxy Statement.

What will happen to my shares if the proposed reorganization is approved?

You will become a shareholder of the Smith Barney Technology Fund on or about October 12, 2001 ("Closing Date") and will no longer be a shareholder of the Smith Barney Global Technology Fund, which will be terminated pursuant to the proposed reorganization. You will receive shares of the Smith Barney Technology Fund with a total net asset value equal to the total net asset value of your investment in the Smith Barney Global Technology Fund at the time of the transaction.

What is the key reason for this fund reorganization?

Smith Barney Global Technology Fund has been unable to attract a substantial asset base since its inception. This Fund's small size has hindered the portfolio management flexibility of its adviser and resulted in higher total annual operating expenses for its shareholders. The proposed reorganization will create one single larger sized fund and is expected to provide shareholders of the Smith Barney Global Technology Fund with a fund that has lower total annual operating expenses (before taking into account Management fee waivers and/or voluntary expense limitations). The Fund's manager, Smith Barney Fund Management LLC ("SBFM"), believes that a larger asset base could provide portfolio management benefits such as greater diversification and the ability to command more attention from brokers and underwriters. The proposed reorganization is also part of a broader initiative by SBFM to restructure more efficiently its mutual fund product offerings.

Do the funds have similar investment objectives?

Yes. The principal investment objective of both Funds is to seek long-term capital appreciation. Both Funds have substantially similar investment policies and pursue their objectives in a substantially similar manner. Both Funds also have the same manager, although their sub-investment advisers are different.

What are the tax consequences of this proposed reorganization?

The proposed fund reorganization will not be a taxable event. Shareholders will not realize any capital gain or loss as a direct result of the proposed reorganization.

Will I enjoy the same privileges as a shareholder of the Smith Barney Technology Fund that I currently have as a shareholder of the Smith Barney Global Technology Fund?

Yes. You will continue to enjoy the same shareholder privileges, such as systematic investment, automatic cash withdrawal and dividend reinvestment, as well as access to your Service Agent.

How does the Board of Directors recommend I vote?

The Directors recommend that you vote FOR the reorganization. The Directors believe the reorganization is in the best interest of the Smith Barney Global Technology
Fund and its shareholders.

Why is my vote important?

Shareholders have a responsibility to vote on important matters affecting their fund investments. No matter how many shares you own, your vote --- and its timeliness--are also important. Please complete and sign the enclosed proxy card today!


Please note if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.



SUBJECT TO COMPLETION, DATED JULY 18, 2001
PROXY STATEMENT/PROSPECTUS

7 World Trade Center
New York, New York  10048
(800) 451-2010

August __, 2001

RELATING TO THE ACQUISITION BY THE SMITH BARNEY TECHNOLOGY FUND (THE "ACQUIRING FUND"), A SERIES OF SMITH BARNEY SECTOR SERIES INC. ("SECTOR SERIES") OF THE ASSETS OF SMITH BARNEY GLOBAL TECHNOLOGY FUND (THE "FUND"), ALSO A SERIES OF SECTOR SERIES.

GENERAL

This Proxy Statement/Prospectus is furnished to shareholders of the Fund in connection with a proposed reorganization in which all of the assets of the Fund would be acquired by the Acquiring Fund, in exchange solely for voting shares of the corresponding class of shares of common stock of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Fund (collectively, the "Reorganization"). The Reorganization will be accomplished pursuant to an amendment to the Sector Series' Charter that will reclassify shares of the Acquired Fund into shares of the Acquiring Fund. As a result of the Reorganization, each shareholder of the Fund would receive that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund held as of the close of business on the Closing Date (as defined herein) of the Reorganization.
Shareholders of the Fund are being asked to vote on a Plan of Reorganization pursuant to which such transactions, as described more fully below, would be consummated.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Acquiring Fund, see the prospectus for the Acquiring Fund, dated February 28, 2001, as supplemented from time to time, which is included herewith and incorporated herein by reference. This Proxy Statement/Prospectus is also accompanied by the Acquiring Fund's annual report to shareholders for the year ended October 31, 2000, and the Acquiring Fund's semi-annual report to shareholders for the six months ended April 30, 2001, each of which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Fund, see the prospectus for the Fund, dated February 28, 2001, as supplemented from time to time, the annual report to shareholders for the year ended October 31, 2000, and the Fund's semi-annual report to shareholders for the six months ended April 30, 2001, each of which is incorporated herein by reference and a copy of which may be obtained without charge by writing to Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048, or by calling toll-free
(800) 451-2010. A Statement of Additional Information of the Fund and the Acquiring Fund dated August __, 2001 containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Statement of Additional Information is available upon request and without charge by writing to or calling Smith Barney Mutual Funds at the address or phone number listed above. Shareholder inquiries regarding the Fund or the Acquiring Fund may also be made by calling the phone number listed above or call your Service Agent. The information contained herein concerning both Funds has been provided by, and is included herein in reliance upon, Sector Series.

Each of the Acquiring Fund and the Fund is a non-diversified series of Sector Series, an open-end management investment company organized as a Maryland corporation. The investment objective of each Fund is to seek long-term capital appreciation by investing primarily in common stocks. Each Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors. The Fund generally invests in securities of issuers located in at least three countries including the United States. The Acquiring Fund does not have a policy that would cause it to invest in issuers of at least three countries, although it is not prohibited from investing abroad.
_______________________

In the description of the Proposal below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Fund whose proxy statement this is. The Fund and the Acquiring Fund may each be referred to as a "Fund" and may also be referred to collectively as the "Funds." In addition, in this Proxy Statement/ Prospectus, for simplicity, actions are described as being taken by the Fund, although all actions are actually taken by Sector Series, on behalf of the Acquiring Fund and the Fund.

This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about August 20, 2001 or as soon as practicable thereafter. Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of Sector Series at the address shown at the beginning of this Proxy Statement/Prospectus) or in person at the Special Meeting by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposals referred to in the Proxy Statement.

In cases where certain shareholders have purchased their shares through service agents, these service agents are the shareholders of record of the Fund. At the special meeting, a service agent may, as permitted by applicable laws and regulations, vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that service agent is the holder of record.

The presence at any shareholders' meeting, in person or by proxy, of the shareholders entitled to cast a majority of the votes shall be necessary and sufficient to constitute a quorum for the transaction of business. If the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to the Proposal that did not receive the vote necessary for its passage or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's outstanding shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

The Proposal requires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon. Abstentions and broker non-votes will have the effect of a "no" vote on the Proposal.

Holders of record of the shares of the Fund at the close of business on August 6, 2001 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Special
Meeting. As of August 6, 2001, there were ___________ shares of the Fund outstanding.

To the best of knowledge of Sector Series, as of August 6, 2001, except as set forth in Annex A, no person owned beneficially more than 5% of any class of each Fund's outstanding shares.

As of August 6, 2001, less than 1% of the outstanding shares of each of the Fund and the Acquiring Fund were owned directly or beneficially by the Directors of Sector Series.

Each of the Fund and the Acquiring Fund provides periodic reports to all of its shareholders which highlight relevant information, including investment results and a review of portfolio changes. You may receive an additional copy of the most recent annual report for the Fund and a copy of any more recent semi-annual report for each of the Fund and the Acquiring Fund, without charge, by calling 800-451-2010 or writing to the Fund or the Acquiring Fund at the address shown at the beginning of this Proxy Statement/Prospectus.

PROPOSAL:  APPROVAL OF PLAN OF REORGANIZATION

The Board of Directors of Sector Series, on behalf of the Acquiring Fund and the Fund, including all of the Directors who are not "interested persons" of such Funds (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Board Members"), approved on July 18, 2001 a Plan of Reorganization (the "Plan").
Subject to its approval by the shareholders of the Fund, the Plan provides for the acquisition of all of the assets and the assumption of all of the liabilities of the Fund by the Acquiring Fund and the issuance of the shares of the Acquiring Fund to the shareholders of the Fund. (The foregoing proposed transaction is referred to in this Prospectus/Proxy Statement as the "Reorganization.") The Reorganization will be accomplished pursuant to an amendment to the Charter of the Sector Series that will reclassify shares of the Fund as shares of the Acquiring Fund, substantially in the form set forth as Annex I to the Plan of Reorganization (Exhibit A). As a result of the Reorganization, each shareholder of the Fund will become a shareholder of the corresponding class of the Acquiring Fund and will hold, immediately after the closing of the Reorganization (the "Closing"), that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Fund as of the close of business on the Closing Date (as defined below). The Closing is expected to occur on October 12, 2001, or on such later date as the parties may agree in writing (the "Closing Date").

SYNOPSIS

The following is a summary of certain information contained in this Proxy Statement/Prospectus. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Acquiring Fund, the Prospectus of the Fund and the Plan, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders of the Fund should read this entire Proxy Statement/Prospectus carefully.

Introduction. Like your Fund, the Acquiring Fund is managed by Smith Barney Fund Management LLC ("SBFM"), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). Each Fund's investment objective is to seek long-term capital appreciation. Moreover, the distributors, custodian, transfer agent and the sub-transfer agent of each of the Fund and the Acquiring Fund are identical. Each Fund has retained KPMG LLP as its independent auditors. The Fund's subadviser is Citigroup Asset Management Ltd. The Acquiring Fund's subadviser is Citi Fund Management Inc. Each subadviser is a wholly-owned subsidiary of Citigroup Inc. and is responsible for the day-to-day management of the respective Fund's portfolio,

If the Plan is consummated, shareholders of the Fund will become shareholders of the corresponding class of the Acquiring Fund. The Reorganization has been proposed as part of a broader initiative by SBFM to eliminate duplication and possible confusion in its mutual fund product offerings. Specifically, this Reorganization has been proposed as the Funds have identical investment objectives and substantially similar policies and the Acquiring Fund is subject to a lower total annual expense ratio (without taking into account management fee waivers and/or voluntary expense limitations). The Fund has not been successful in attracting investors and its relatively small size hampers the management of its portfolio securities and also results in a higher expense ratio than would be the case for a larger fund. After the Reorganization, shareholders of the Fund will continue to enjoy the same shareholder privileges, such as systematic investment, exchanging shares, automatic cash withdrawal and automatic dividend reinvestment, and access to professional service representatives upon becoming shareholders of the Acquiring Fund. Each of the Fund and the Acquiring Fund declares dividends from net investment income and pays distributions of net realized capital gains, if any, annually. See "Dividends and Other Distributions." It is a condition of the Reorganization that each Fund receive an opinion of independent legal counsel that the Reorganization will be tax-free. This means that shareholders should not realize any capital gain or loss as a direct result of the Reorganization.

Proposed Reorganization. The aggregate net asset value of each class of voting shares of the Acquiring Fund (the "Shares") issued in exchange for the assets and liabilities attributable to the corresponding class of the Fund will be equal to the net asset value of that class of the Fund as of the Closing Date. Immediately following the transfer of Shares to the Fund, the Shares received by the Fund will be distributed pro rata to the shareholders of record of the Fund on the Closing Date and the shares of the Fund will be cancelled.

For the reasons described below under "The Proposed
Reorganization-Reasons for the Proposed Reorganization," the Board of Directors of Sector Series on behalf of the Fund, including the Non-Interested Directors, has concluded the following:

?     The Reorganization is in the best interests of the
Fund and its shareholders; and

?    The interests of the existing shareholders of the Fund
will not be diluted as a result of the Reorganization.

Accordingly, the Directors recommend approval of the Plan. If the Plan is not approved, the Fund will continue in existence unless the Directors take other action; such other action may include resubmitting the Plan for shareholder approval and termination and liquidation of the Fund.

Comparison of Investment Objectives and Policies.

The Acquiring Fund and the Fund have identical investment objectives and substantially similar policies and restrictions. The investment objective of each Fund is to seek long-term capital appreciation by investing primarily in common stocks. Each Fund normally invests at least 80% of its assets in securities of companies principally engaged in, but not limited to, offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology industries. The Acquiring Fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The Fund may invest without limitation in securities of foreign issuers and generally invests in securities of issuers located in at least three countries including the United States. The Fund compares its performance against the Morgan Stanley Capital International All-World Index and the Morgan Stanley Capital International Information Technology Index, while the Acquiring Fund compares its performance against the Goldman Sachs Technology Index.

Each Fund has adopted identical fundamental investment restrictions with respect to its non-diversified status; issuing senior securities; underwriting securities; industry concentration; making loans; borrowing money; purchasing or selling real estate, real estate mortgages, commodities or commodity contracts; and purchasing any illiquid securities except as permitted under the 1940 Act. Each Fund's fundamental investment restrictions may not be changed without the approval of the applicable Fund's shareholders.

Each Fund may also invest in securities convertible into common stocks, rights to subscribe to or purchase such securities, repurchase and reverse repurchase agreements, and sponsored or unsponsored American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other depository receipts (collectively, "Depositary Receipts"), each in accordance with any 1940 Act or other applicable limitations. Each Fund may lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may invest in securities of developing/emerging markets countries and enter into transactions in options on securities, stock index options, foreign currencies, forward foreign currency contracts, and futures contracts and related options. Investors should refer to the respective prospectuses and statements of additional information of the Fund and the Acquiring Fund for a fuller description of each Fund's investment policies and restrictions.

The manager of both Funds believes that there are no differences between the investment policies of the Funds that would cause the sale of any securities of the Acquired
Fund because of the reorganization. However, if such a sale were required, the manager would pay all costs associated with such sale.


INVESTMENT OBJECTIVE AND POLICIES OF THE ACQUIRING FUND AND
THE FUND

Investment Objective. Each Fund seeks long-term capital appreciation.

Key investments. Each Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors. While the Acquiring Fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers, the Fund may invest without limitation in securities of foreign issues and generally invests in securities of issuers located in at least three countries, including the United States. Each Fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, each Fund also may invest in common stocks of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process. Each Fund normally invests at least 80% of its assets in companies doing business in the technology sector. The remainder of each Fund's assets are not required to be invested in that sector. To determine whether a company is principally doing business in the sector, it must meet at least one of the following tests:

?At least 50% of its gross income or its net sales must come from activities

?At least 50% of its assets must be devoted to producing revenues

?	Based on other available information, the relevant
subadviser determines that the company's primary business is within the sector.

In buying and selling securities, each Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

Principal risks of investing in the Funds. Investors could lose money on their investments in the Funds, or the Funds may not perform as well as other investments, because:

? 	Stock markets are volatile and can decline
significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

?  	Foreign markets can be more volatile than the U.S.
market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
Currency fluctuations may adversely impact each Fund's investments. The Fund is required to invest in at least three foreign countries, including the United
States. The Acquiring Fund can invest without limitation in securities of foreign issues.

? 	Technology companies can be significantly affected by
obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

? 	The value of an individual security or particular type
of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Smaller capitalized companies may involve greater risks such as limited product lines, markets and financial or managerial resources.

? 	Each Fund is "non-diversified," which means it may
invest a larger percentage of its assets in one issuer than a diversified fund. To the extent each Fund concentrates its assets in fewer issuers, each Fund will be more susceptible to negative events affecting those issuers. Each Fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, each Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that each Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in the Funds may rise or fall rapidly.

? 	The relevant subadviser's judgment about the
attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest. The Funds may be an appropriate investment if you:

are seeking to participate in the long-term growth potential of the technology sector are seeking capital appreciation and can tolerate significant short-term volatility are looking for an investment with potentially greater return but higher risk are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.


INVESTMENT MANAGEMENT FEES AND EXPENSES

Sector Series, on behalf of the Fund and the Acquiring Fund, retains SBFM, pursuant to separate contracts as each Fund's investment manager, to oversee each Fund's investment operations and those of the subadvisers, subject to the policies established by the Board of Directors. Prior to April 1, 2001, each Fund was subadvised by Citibank, N.A., which transferred its asset management business, including investment management of each Fund to its affiliates. The subadviser of the Acquired Fund is Citigroup Asset Management Ltd., while the subadviser of the Acquiring Fund is Citi Fund Management Inc. Each subadviser is responsible for the day-to-day management of the respective Fund's portfolio. SBFM pays a sub-advisory fee to each subadviser out of the advisory fees it receives from each Fund. All expenses of the Funds, including the investment advisory fees, are paid by each Fund. Shareholders pay no direct charges or fees for investment services.

The Acquiring Fund. The Acquiring Fund's investment manager is SBFM. The manager's address is 7 World Trade Center, New York, New York 10048. The manager oversees the Fund's investment operations and those of the subadviser. SBFM has been in the investment counseling business since 1968 and renders investment management and administration services to a wide variety of individual, institutional and investment company clients having aggregate assets under management as of July 15, 2001 in excess of $125 billion. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world. Under an investment management agreement, the Acquiring Fund pays SBFM a fee computed daily and paid monthly at the annual rate of 0.95% of the value of its average daily net assets. The total investment management fee incurred and paid by the Acquiring Fund for the year ended October 31, 2000 was $1,106,818.00. For the year ended October 31, 2000, SBFM waived a portion of its management fee due from the Acquiring Fund in the amount of $96,394.00.

The Acquiring Fund's subadviser, Citi Fund Management Inc., is located at 100 Stamford Place, Stamford, Connecticut. The subadviser is a wholly-owned subsidiary of Citigroup Inc. As of July 15, 2001, the subadviser had in excess of $28 billion under management.

Under a sub-advisory agreement, SBFM pays the subadviser a fee, computed daily and paid monthly, at the annual rate of 0.65% of the value of its average daily net assets. The total sub-advisory fee incurred and paid by SBFM for the year ended October 31, 2000 was $757,297.00. For the year ended October 31, 2000, the subadviser waived a portion of its management fee due from the Acquiring Fund in the amount of $40,307.00.

The Acquiring Fund's total expense ratio (total annual operating expenses as a percentage of average net assets) for each class of its shares for the fiscal year ending October 31, 2000 is set forth below under "Annual Fund Operating Expenses." SBFM projects that if the proposed Reorganization is effected, the expense ratio for each class of the Acquiring Fund will be unchanged for the year ending October 31, 2001. The actual expense ratio for the Acquiring Fund for the year ending October 31, 2001 may be higher or lower than as set forth below, depending upon the Acquiring Fund's performance, general stock market and economic conditions, sales and redemptions of the Acquiring Fund's shares (including redemptions by former shareholders of the Fund), and other factors.

The Fund. The Fund's investment manager is also SBFM. SBFM oversees the Fund's investment operations and those of the subadviser. Under an investment management agreement, the Fund pays SBFM a fee computed daily and paid monthly at the annual rate of 0.95% of the Fund's average daily net assets. The total investment management fees paid by the Fund for the fiscal year ended October 31, 2000 were $8,085.00. For the year ended October 31, 2000, SBFM waived all of its management fee due from the Fund.

The Fund's subadviser, Citigroup Asset Management Ltd. is located at 4th Floor, Cottons Centre, Box 200 Hays Lane, London SE1 2QT. As of July 15, 2001, the subadviser had in excess of $2 billion under management. Under a sub-advisory agreement, SBFM pays the subadviser a fee, computed daily and paid monthly, at the annual rate of 0.65% of the value of its average daily net assets. The total sub-advisory fee incurred and paid by SBFM for the year ended October 31, 2000 was $5,532. For the year ended October 31, 2001, the subadviser waived all of its management fee due from the Fund.

The actual expenses for the Funds for the fiscal years ended October 31, 2000, and pro forma expenses following the proposed restructuring are outlined below. As a result of the Reorganization, shareholders of the Fund will be investing in the corresponding class of the Acquiring Fund with expenses that are projected to be the same as those of the relevant class of the Fund (before taking into account Management fee waivers and/or voluntary expense limitations).



Smith Barney Technology Fund
Class A
Class B
Class L
Class
Y*
Shareholder Fees




Maximum sales charge (load) imposed
on purchases
(as a percentage of offering price)
5.00%
None
1.00%
None
Maximum deferred sales charge (load)
(as a percentage of the lower of
net asset value at purchase or
redemption)


None**


5.00%


1.00%


None
Annual Fund Operating Expenses




(as a percentage of average net
assets)




Management fees
0.95%
0.95%
0.95%
0.95%
12b-1 fees
0.25%
1.00%
1.00%
None
Other expenses
0.40%
0.40%
0.40%
0.40%
TOTAL ANNUAL FUND OPERATING EXPENSES***
1.60%
2.35%
2.35%
1.35%

Smith Barney Global Technology Fund
Class A
Class B
Class L
Class
Y*
Shareholder Fees




Maximum sales charge (load) imposed
on purchases
(as a percentage of offering price)
5.00%
None
1.00%
None
Maximum deferred sales charge (load)
(as a percentage of the lower of
net asset value at purchase or
redemption)


None**


5.00%


1.00%


None
Annual Fund Operating Expenses




(as a percentage of average net
assets)




Management fees
0.95%
0.95%
0.95%
0.95%
12b-1 fees
0.25%
1.00%
1.00%
None
Other expenses
9.16%
9.13%
9.13%
9.16%
TOTAL ANNUAL FUND OPERATING
EXPENSES****

10.36%

11.08%

11.08%

10.11%

Smith Barney Technology Fund  (Pro
Forma) (Unaudited)
Pro
Forma
Class A
Pro
Forma
Class B
Pro
Forma
Class L
Pro
Forma
Class
Y*
Shareholder Fees




Maximum sales charge (load) imposed
on purchases
(as a percentage of offering price)
5.00%
None
1.00%
None
Maximum deferred sales charge (load)
(as a percentage of the lower of
net asset value at purchase or
redemption)


None**


5.00%


1.00%


None
Annual Fund Operating Expenses




(as a percentage of average net
assets)




Management fees
0.95%
0.95%
0.95%
0.95%
12b-1 fees
0.25%
1.00%
1.00%
None
Other expenses
0.40%
0.40%
0.40%
0.40%
TOTAL FUND OPERATING EXPENSES***
1.60%
2.35%
2.35%
1.35%

*	For  Class Y shares, "Other expenses" have been
estimated based upon expenses incurred by Class A shares because no Class Y shares were outstanding during the most recent fiscal period.
**	You may buy Class A Shares in amounts of $1,000,000 or
more at net asset value (without an initial sales charge)
but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
***	Currently, the manager has agreed to voluntarily waive
a portion of the management fees to limit total annual fund operating expenses as indicated in the table below:
Class A
Class B
Class L
Management fee
0.85%
0.85%
0.85%
Total annual fund operating expenses
1.50%
2.25%
2.25%
The manager may change or eliminate the management fee
waiver at any time.
****	Currently, the manager has agreed to voluntarily waive
a portion of the management fees and reimburse a portion of "Other expenses" to limit total annual fund operating expenses as indicated in the table below:

Class A
Class B
Class L
Management fee
0.00%
0.00%
0.00%
Other expenses
1.25%
1.25%
1.25%
Total annual fund operating expenses
1.50%
2.25%
2.25%
The manager may change or eliminate the management fee waiver and/or voluntary expense limitation at any time. Example. These examples are intended to help you compare the cost of investing in each of the Funds. The examples assume you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume your investment has a 5% return each year and that each Fund's annual operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:
Smith Barney Technology Fund
1 year
3 years
5 years
10 years*





Class A (with or without redemption)
	$	655
	$	980
	$	1,327
	$2,305
Class B (redemption at end of period)

	$	738
	$	1,033
	$	1,355
	$2,499
Class B (no redemption)
	$	238
	$	733
	$	1,255
	$2,499
Class L (redemption at end of period)

	$	436
	$	826
	$	1,343
	$2,759
Class L (no redemption)
	$	336
	$	826
	$	1,343
	$2,759
Class Y (with or without redemption)
	$	137
	$	428
	$	739
	$	1,624

Smith Barney Global Technology Fund
1 year
3 years
5 years
10 years*





Class A (with or without redemption)
	$1,458
	$	3,222
	$	4,803
	$8,069
Class B (redemption at end of period)

	$1,574
	$	3,331
	$	4,857
	$8,160
Class B (no redemption)
	$1,074
	$	3,031
	$4,757
	$8,160
Class L (redemption at end of period)

	$	1,264
	$	3,101
	$	4,809
	$8,251
Class L  (no redemption)
	$1,164
	$	3,101
	$4,809
	$	8,251
Class Y (with or without redemption)
	$
985
	$	2,807
	$4,447
	$	7,869


Smith Barney Technology  Fund (Pro
Forma) (Unaudited)

Pro
Forma
1 year

Pro
Forma
3 years

Pro
Forma
5 years

Pro
Forma
10
years*





Class A (with or without redemption)
	$	655
	$	980
	$	1,327
	$2,305
Class B (redemption at end of period)

	$	738
	$	1,033
	$	1,355
	$2,499
Class B (no redemption)
	$	238
	$	733
	$	1,255
	$2,499
Class L (redemption at end of period)

	$	436
	$	826
	$	1,343
	$2,759
Class L (no redemption)
	$	336
	$	826
	$	1,343
	$2,759
Class Y (with or without redemption)
	$	137
	$	428
	$	739
	$	1,624





*	Ten-year figures for Class B shares assume conversion
of Class B shares to Class A shares at the end of the eighth year following the date of purchase.
The above examples assume reinvestment of all dividends and distributions. The examples should not be considered representations of past or future expenses. Actual Fund expenses can vary from year to year and may be higher or lower than those shown. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the fees and expenses applicable to each class of shares of a Fund.


DISTRIBUTION OF SHARES AND OTHER SERVICES

Salomon Smith Barney distributes shares of each Fund as principal underwriter and, as such, conducts a continuous offering pursuant to a "best efforts" arrangement requiring Salomon Smith Barney to take and pay for only such securities as may be sold to the public. Each Fund has adopted a plan of distribution under Rule 12b-1 under the 1940 Act (the "Plan"), pursuant to which Salomon Smith Barney is paid a service fee with respect to Class A, Class B and Class L shares of each Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Salomon Smith Barney is also paid a distribution fee with respect to Class B and Class L shares of each Fund at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares of each Fund that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Salomon Smith Barney to pay its Service Agents for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. Class Y shares of the Funds are not subject to any distribution fees.

Payments under the above Plans are not tied exclusively to the distribution and shareholder service expenses actually incurred by Salomon Smith Barney and the payments may exceed distribution expenses actually incurred. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the distribution and shareholder servicing arrangements applicable to each class of a Fund.

PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

The purchase, redemption and exchange procedures and privileges with respect to the Fund are the same as those of the Acquiring Fund. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the purchase, redemption and exchange procedures and privileges applicable to each class of a Fund.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund declares dividends from net investment income and pays distributions of net realized capital gains, if any, annually. Each Fund intends to distribute any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made if necessary. Each Fund expects distributions to be primarily from capital gain. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year in which it is declared. Dividends and distributions of each Fund will be invested in additional shares of the same class of the applicable Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

If the Plan is approved by the Fund's shareholders, then as soon as practicable before the Closing Date, the Fund will pay or have paid its shareholders a cash distribution of substantially all undistributed 2001 net investment income and undistributed realized net capital gains.

TAX CONSEQUENCES

The Fund and the Acquiring Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."

PRINCIPAL INVESTMENTS AND RISK FACTORS

General. As described above, the Fund and the Acquiring Fund have identical investment objectives and substantially similar policies and pursue their objectives in a similar manner. A more complete description of the investment practices and limitations of the Acquiring Fund is contained in the prospectus and statement of additional information of the Acquiring Fund, dated February 28, 2001, as supplemented from time to time, a copy of which is included herewith, and in the Statement of Additional Information of the Fund and the Acquiring Fund dated August __, 2001 (relating to the proposed Reorganization) which is incorporated herein by reference. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the specific investment practices and risks of the applicable Fund.

Because of their substantially similar investment policies, the Funds are exposed to similar risks. The following summarizes those principal investment policies and related risk factors:

Each Fund may invest its assets in securities of domestic and/or foreign issuers, although the Fund generally will invest in securities of issuers located in at least three countries, including the United States. Because each Fund is considered non-diversified, each Fund may invest a significant percentage of its assets in a single issuer.

In making decisions to buy or sell securities for a Fund, the relevant Subadviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position.
Factors considered include long-term growth potential, earnings estimates and quality of management.

The relevant Subadviser may lend a Fund's securities to broker-dealers or other institutions to earn income for the Fund. The Subadviser may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease a Fund's exposure to changing security prices or other factors that affect security values. If the Subadviser's strategies do not work as intended, the Fund may not achieve its objective.

Under normal market conditions, the majority of a Fund's portfolio will consist of equity securities, but it also may contain money market instruments for cash management purposes. Each Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Equity Securities.  Each Fund will normally invest at least
80% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

When-Issued Securities, Delayed-Delivery Transactions and Forward Commitments. Each Fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. A Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the Fund agrees to purchase when-issued or delayed-delivery securities or securities on a forward commitment basis, the Fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued, delayed-delivery or forward commitment transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. Each Fund may invest in securities of foreign issuers. Foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on, or market value, of securities. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

Each Fund may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities. However, by investing in ADRs or EDRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs and EDRs. The information available for ADRs and EDRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile.
Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

Securities of Developing/Emerging Markets Countries.   A
developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors. One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Economic and Monetary Union (EMU) EMU began on January 1, 1999 when 11 European countries adopted a single currency-the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's comitment to avoid "excessive deficits" and other more specific a budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge onver time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the funds.

Money Market Instruments. Each Fund may invest for temporary defensive purposes in short-term corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's Manager or the relevant Subadviser. The Manager or the relevant Subadviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the Manager or the relevant Subadviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Manager or the relevant Subadviser will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").
Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements which involve the sale of Fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the relevant Subadviser believes it will be advantageous to the Fund.
The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.
The Fund will not lend portfolio securities to affiliates of the Manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or liquid securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."
By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not the primary investment goal of the Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Borrowing. Each Fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 33 1/3% of its total assets, and may pledge its assets in connection with such borrowings. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Technology Sector Risks. Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the portfolio may include faster-growing, more volatile technology companies that the Subadviser believes to be emerging leaders in their fields. In addition, technology stocks historically have experienced unusually wide price swings. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology.
For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

Non-Diversified Classification. Each Fund is classified as a non-diversified fund under the 1940 Act which means the Fund is not limited by the Act in the proportion of its assets it may invest in the obligations of a single issuer. As a result, the Funds may be subject to greater volatility with respect to their portfolio securities than funds that are more broadly diversified. Each Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Code, which will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

Master/feeder fund structure. The Board of Directors has the discretion to retain the current distribution arrangement for the Funds while investing their assets in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Options, Futures and Currency Strategies. Each Fund may, but is not required to, use forward currency contracts and certain options and futures strategies for any of the following purposes: to seek to increase total return or hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with a Fund; to settle transactions in securities quoted in foreign currencies; as a substitute for buying or selling securities; or as a cash flow management technique. There can be no assurance that such efforts will succeed.

In order to assure that a Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that a Fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or
(ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of a Fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, a Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the relevant Subadviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the relevant Subadviser believes a particular currency may decline compared to the U.S. dollar or another currency, a Fund may enter into a forward contract to sell the currency the relevant Subadviser expects to decline in an amount approximating the value of some or all of a Fund's securities denominated in that currency, or when the relevant Subadviser believes one currency may decline against a currency in which some or all of the portfolio securities held by a Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, a Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the relevant Subadviser believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of a Fund are denominated ("cross hedging"). A Fund places (i) cash, (ii) U.S. government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

For hedging purposes, a Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the relevant Subadviser intends to include in its portfolio. A Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

A Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by a Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the Fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the Fund's books.

A Fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by a Fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although a Fund may not use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include: dependence on the relevant
Subadviser's ability to predict movements in the prices of individual securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests; and lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

Over-the-counter options in which a Fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. A Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, each Fund may engage in writing covered call options. Each Fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.
A Fund may write (a) in-the-money call options when the Subadviser expects the price of the underlying security to remain flat or decline moderately during the option period,
(b) at-the-money call options when the Subadviser expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the Subadviser expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. A Fund expects to write options only on national securities exchanges or in the over-the-counter market. A Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although a Fund generally will purchase or write only those options for which the Manager and/or the relevant Subadviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of the Manager and/or the relevant Subadviser and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although the relevant Subadviser will attempt to take appropriate measures to minimize the risks relating to a Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options. As described generally above, each Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of long-term capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Su's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, each Fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. A Fund may enter into futures contracts for any of the following purposes: as a substitute for buying or selling securities; as a cash flow management technique; to hedge against adverse changes in the market value of its securities; and to settle transactions in securities quoted in foreign currencies. A Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the Fund's books to the extent required by law.

The purpose of entering into a futures contract by a Fund is to protect it from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the relevant Subadviser to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a favorable correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although each Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

THE PROPOSED REORGANIZATION

Description of the Plan. As stated above, the Plan provides for the transfer of all of the assets of the Fund to the Acquiring Fund in exchange for that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares held in the Fund as of the close of regular trading on the New York Stock Exchange Inc. on the Closing Date. The Acquiring Fund will assume all of the liabilities of the Fund. The Reorganization will be accomplished pursuant to an amendment to the Charter of the Sector Series that will reclassify shares of the Fund as shares of the Acquiring Fund, substantially in the form set forth as Annex I to the Plan of Reorganization (Exhibit A).

Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Fund as of the close of business on the Closing Date. Each Fund shareholder's account with the Acquiring Fund will be substantially similar in all material respects to the accounts currently maintained by the Fund's sub-transfer agent for such shareholder.

Some of the outstanding shares of the Fund are represented by physical certificates; however, in the interest of economy and convenience, shares of the Fund generally are not represented by physical certificates, and shares of the Acquiring Fund issued to Fund shareholders similarly will be in uncertificated form.

Until the Closing, shareholders of the Fund will, of course, continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's sub-transfer agent of a redemption request in proper form. Redemption requests received by the sub-transfer agent thereafter will be treated as requests received for the redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization.

The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Fund and the Acquiring Fund are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Directors of the Sector Series, notwithstanding the approval of the Plan by the shareholders of the Fund. However, no amendment may be made that materially adversely affects the interests of the shareholders of the Fund without obtaining the approval of the Fund's shareholders. The Fund and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.

SBFM will assume and pay all of the expenses that are solely and directly related to the Reorganization, which expenses are estimated to be approximately $_______. Shareholders have no rights of appraisal.

REASONS FOR THE PROPOSED REORGANIZATION

Prior to a meeting of Sector Series' Board of Directors held on July 18, 2001, the Directors, including all of the Non-Interested Directors, were presented with materials discussing the benefits which would accrue to the shareholders of the Fund if the Fund were to reorganize with and into the Acquiring Fund. These materials were discussed at the meeting to the satisfaction of the Directors, who were advised by independent counsel. For the reasons discussed below, the Board of Directors of Sector Series, including all of the Non-Interested Directors, has determined that the proposed Reorganization is in the best interests of the Fund and its shareholders and that the interests of the shareholders of the Fund will not be diluted as a result of the proposed Reorganization.

The proposed combination of the Fund and the Acquiring Fund will allow the shareholders of the Fund to continue to participate in a portfolio governed by identical investment objectives and substantially similar policies that is professionally managed by SBFM. The Board of Directors of Sector Series believes that shareholders of the Fund will benefit from the proposed Reorganization because the Acquiring Fund offers the following benefits:

Enhanced Flexibility with Respect to Portfolio Investments. As stated previously, the Fund has been unable to attract a substantial asset base since its inception. The Fund's small size has hindered the portfolio management flexibility of SBFM and the subadviser and resulted in higher total annual operating expenses for its shareholders. The Reorganization is also being proposed as part of a broader initiative by SBFM to eliminate duplication and possible confusion in its mutual fund product offerings. SBFM believes that the combination of the Funds which have identical investment objectives and substantially similar policies into a single larger fund may increase economic and other efficiencies for investors, SBFM and the subadviser, and may ultimately result in a lower total annual expense ratio for investors. SBFM and the subadviser also believe that a larger asset base could provide portfolio management benefits such as greater diversification and the ability to command more attention from brokers and underwriters. While past performance is not necessarily indicative of future results, the Acquiring Fund has generally outperformed the Fund. See "Capitalization and Performance".

Lower Fees and Expenses. If the proposed transaction is approved, shareholders of the Fund may benefit from lower total fund expenses. See "Investment Management Fees and Expenses" and "Annual Fund Operating Expenses".

As set forth above, as of their most recent fiscal year end, each class of shares of the Fund has higher total annual operating expenses than the corresponding class of the Acquiring Fund (before management fee waivers and voluntary expense limitations). As a result of the Reorganization, shareholders of the Fund will be investing in the corresponding class of the Acquiring Fund with expenses that are projected to be the same as those of the relevant class of the Fund after fee waivers. Going forward, shareholders should benefit from economies of scale through lower expense ratios and higher net income distributions over time since some of the fixed expenses currently paid by the Acquiring Fund, such as accounting, legal and printing costs, would also be spread over a larger asset base.

Due to a combination of factors, including the relatively small size of the Fund, past and prospective sales of the Fund and current market conditions, the Directors and management of Sector Series believe the Fund and its shareholders would benefit from a tax-free reorganization with a larger fund with identical investment objectives and substantially similar policies and with a lower total annual expense ratio (before management fee waivers and voluntary expense limitations). Accordingly, it is recommended that the shareholders of the Fund approve the Reorganization with the Acquiring Fund.

The Board of Directors of Sector Series, in recommending the proposed transaction, considered a number of factors, including the following:

(1)  	the lower total annual expense ratio of the Acquiring
Fund (before the management fee waivers and voluntary expense limitations);

(2)  	the Reorganization will result in a single larger
fund, which may increase economic and other efficiencies
(e.g., eliminating one of the two sets of prospectuses, annual reports and other documents required for two Funds), and result in a further lower expense ratio reduction;

(3)  	a larger asset base could provide portfolio management
benefits, such as greater diversification and the ability to command more attention from brokers and underwriters;

(4)  	the compatibility of the Acquiring Fund's investment
objectives, policies and restrictions with those of the Fund;

(5)  	the tax-free nature of the Reorganization;

(6)  	the terms and conditions of the Reorganization and
that it should not result in a dilution of Fund shareholder interests; and

(7)  	costs and expenses of the proposed Reorganization will
be borne by SBFM.


DESCRIPTION OF THE SECURITIES TO BE ISSUED

General. Each of the Fund and the Acquiring Fund is a non-diversified series of Sector Series, a corporation incorporated under the laws of the State of Maryland on July 16, 1986. Sector Series is registered with the SEC as a diversified, open-end management investment company. Except as addressed below, each Fund currently offers shares of common stock classified into four Classes: A, B, L and Y. Each Class of shares represents an identical pro rata interest in the relevant Fund's investment portfolio. As a result, the Classes of each Fund have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the amount of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B Shares.

Each share of each Class of a Fund represents an interest in that Class of the Fund that is equal to and proportionate with each other share of that Class of the Fund. Shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote.

Voting Rights. Neither Fund is required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Directors, as applicable, changing fundamental policies or approving an investment management contract. In the event that shareholders of a Fund wish to communicate with other shareholders concerning the removal of any Director, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in Section 16(c) of the 1940 Act as if Section 16(c) were applicable.

Board. The By-Laws of Sector Series provide that the term of office of each Director shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall have qualified. Any Director of Sector Series may be removed by the vote of at least a majority of the outstanding shares then entitled to be cast for the election of Directors. Vacancies on the Board of Sector Series may be filled by the Directors remaining in office. A meeting of shareholders will be required for the purpose of electing additional Directors whenever fewer than a majority of the Directors then in office were elected by shareholders and to fill vacancies if less than two-thirds of the Directors then holding office have been elected by the shareholders.

Liquidation or Termination. In the event of the liquidation or termination of the Acquiring Fund or the Fund, the shareholders of each Fund are entitled to receive, when and as declared by the Directors, the excess of the assets over the liabilities belonging to the relevant Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares of the class held by them and recorded on the books of the relevant Fund. The net asset value of the classes of shares would differ due to differences in expense ratios.

Rights of Inspection. Maryland law permits any shareholder of each Fund or any agent of such shareholders to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements (if any) of the relevant Fund on file at its principal office.

Shareholder Liability. Under Maryland law, shareholders of each Fund do not have personal liability for corporate acts and obligations.

Shares of the Acquiring Fund issued to the holders of shares of the Fund pursuant to the Reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.

The foregoing is only a summary of certain characteristics of the operations of Sector Series. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of corporate documents and state laws governing each Fund for a more thorough description.

FEDERAL INCOME TAX CONSEQUENCES

The Reorganization is conditioned upon the receipt by the Fund and the Acquiring Fund of an opinion from Willkie Farr & Gallagher, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Fund, followed by the distribution of such Acquiring Fund Shares to Fund shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Fund's shareholders in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of Acquiring Fund Shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by the shareholders of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefore were held, provided that at the time of the exchange such shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

While Sector Series is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax advisers with respect to such matters.

LIQUIDATION AND TERMINATION OF FUND

If the Reorganization is effected, the Fund will be liquidated and terminated as a series of Sector Series, and the Fund's outstanding shares will be cancelled.

PORTFOLIO SECURITIES

If the Reorganization is effected, SBFM and the subadviser will analyze and evaluate the portfolio securities of the Fund being transferred to the Acquiring Fund. Consistent with the Acquiring Fund's investment objective and policies, any restrictions imposed by the Code and the best interests of the Acquiring Fund's shareholders (including former shareholders of the Fund), SBFM and the Acquiring Fund's subadviser will determine the extent and duration to which the Fund's portfolio securities will be maintained by the Acquiring Fund. It is possible that there may be a significant rebalancing of the Fund's portfolio securities in connection with the Reorganization. Subject to market conditions at the time of any such rebalancing, the disposition of the Fund's portfolio securities may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold.

PORTFOLIO TURNOVER

The portfolio turnover rate for the Acquiring Fund (i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less)), for the year ended October 31, 2000 was 24%. The portfolio turnover rate for the Fund for the year ended October 31, 2000 was 5%.




CAPITALIZATION AND PERFORMANCE

Pro Forma Capitalization (Unaudited). The following table sets forth the unaudited capitalization of each class of each of the Acquiring Fund and the Fund as of June 30, 2001 as adjusted giving effect to the Reorganization discussed herein:



ACQUIRING
FUND

THE
FUND

PRO FORMA
ADJUSTMENTS
PRO FORMA
COMBINED

(Actual)
(Actual)


Class A Shares
    Net Assets
    Net Assets value
    per share
    Shares
    outstanding

$37,738,794

$5.66

6,789,613


$1,245,100

$5.50

226,181



(2,441)

$38,983,894

$5.66

7,013,353





Class B Shares
    Net Assets
    Net Assets value
    per share
    Shares
    outstanding

$57,607,388

$5.50

10,469,381


$1,535,836

$5.48

280,276



(1,019)

$59,143,224

$5.50

10,748,638





Class L Shares
    Net Assets
    Net Assets value
    per share
    Shares
    outstanding

$52,305,934

$5.50

9,505,807


$2,017,911

$5.48

368,257



(1,339)

$54,323,845

$5.50

9,872,725

1 Assumes the Reorganization had been consummated on June 30, 2001, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redemption value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.






The following table reflects the average annual total returns of Class A Shares of the Fund and the Acquiring Fund
(including sales charges) since inception for the period ending October 31, 2000:

                            THE FUND      THE ACQUIRING FUND

Average Annual Total Return: (1)

    Since Inception........  	(26.83)%    (23.83)%
    Inception Date        	8/31/00	2/28/00
	__________________

(1) The average annual total returns for other classes of each Fund's shares would be similar to the returns of the Class A Shares of the relevant Fund, but would differ to the extent that the other class of shares had a higher or lower total annual expense ratio during the relevant periods.


ADDITIONAL INFORMATION ABOUT THE FUNDS

As noted above, additional information about Sector Series, with respect to the Fund and the Acquiring Fund, and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048, or by calling (800) 451-2010.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, files reports, proxy material and other information about the applicable Fund with the Commission.

Such reports, proxy material and other information can be inspected and copied at the Public Reference Room (202-942-
8090) maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov. Copies of such material can also be obtained from Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048, or by calling (800) 451-2010.

INTERESTS OF CERTAIN PERSONS

SBFM and certain of the Acquiring Fund's service providers have a financial interest in the Reorganization, arising from the fact that their respective fees under their respective agreements with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases; the amount of those assets will increase by virtue of the Reorganization.


THE BOARD MEMBERS OF SECTOR SERIES RECOMMEND THAT THE
SHAREHOLDERS OF THE FUND VOTE IN FAVOR OF THIS PROPOSAL.


ADDITIONAL INFORMATION

General. The cost of preparing, printing and mailing the enclosed proxy card(s) and Proxy Statement/Prospectus and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone or telegraph, will be paid by SBFM. In addition to solicitation by mail, certain officers and representatives of Sector Series, officers and employees of SBFM and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

When the Fund records proxies by telephone or through the Internet, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.

To participate in the Special Meeting, the shareholder may submit the proxy card sent with the Proxy
Statement/Prospectus or attend in person. Any proxy given by a shareholder is revocable until voted at the Special
Meeting.

Proposals of Shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Special Meeting, if any, should send their written proposals to the Secretary of Sector Series, c/o Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

Other Matters to Come Before the Special Meeting. No Board member is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of Sector Series and/or the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S)
PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED
STATES.

By order of the Board of Directors,

     Christina T. Sydor
     Secretary




INDEX OF EXHIBITS


Annex:        5% Shareholders
Exhibit A: Form of Plan of Reorganization



EXHIBIT A

PLAN OF REORGANIZATION

     THIS PLAN OF REORGANIZATION (the "Plan") is dated as of this 18th day of July, 2001, and has been adopted by the Board of Directors of Smith Barney Sector Series Inc. (the "Corporation") to provide for the reorganization of its Smith Barney Global Technology Fund (the "Acquired Fund") into its Smith Barney Technology Fund (the "Acquiring Fund").

A.   BACKGROUND

     The Acquired Fund and the Acquiring Fund (individually, a Fund and collectively, the "Funds") are separate series of the Corporation. The Corporation is organized as a Maryland corporation and is an open-end management investment Company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Board of Directors of the Corporation has determined that it is in the best interests of the Acquired Fund and its shareholders to be reorganized through the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund upon the terms set forth in this Plan (the "Reorganization").

B.   THE REORGANIZATION

     1. Prior to the Closing Date (as defined below in Section 6 of this Article B), the Corporation will execute and file Articles of Amendment to the Corporation's Charter with the Maryland State Department of Assessments and Taxation in substantially the form attached hereto as Annex I, which Articles of Amendment will, effective as of the Closing Date: (a) reclassify all of the Corporation's issued and outstanding shares of Common Stock of the Acquired Fund as outstanding shares of Common Stock of the comparable class of equal aggregate value of the Acquiring Fund; and
(b) reclassify all of the authorized and unissued Common Stock of the Acquired Fund as authorized Common Stock of the Acquiring Fund.

     2. At the Closing Date, all property of every description, and all interests, rights, privileges and powers of the Acquired Fund, subject to all liabilities of the Acquired Fund, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the "Assets") will be transferred and conveyed by the Acquired Fund to the Acquiring Fund and will be assumed by the Acquiring Fund, such that at and after the Closing Date, the Assets of the Acquired Fund will become and be the Assets of the Acquiring Fund. In exchange for the transfer of the Assets of the Acquired Fund and in order to accomplish the reclassification of shares as described above in Section 1 of this Article B, the Acquiring Fund will contemporaneously issue to shareholders of the Acquired Fund full and fractional shares of the Acquiring Fund (as contemplated by Section 4 of this Article B) having an aggregate net asset value equal to the value of the Assets of the Acquired Fund. For purposes of effecting such exchange, the value of the Assets of the Acquired Fund and the net asset value of the shares of the Acquiring Fund shall be determined as of the close of regular trading on the New York Stock Exchange on October 12, 2001 or at such other time as may be determined by the Board of Directors or an authorized officer of the Corporation. Such values shall be computed in the manner set forth in the applicable Fund's then current prospectus under the Securities Act of 1933, as amended. At and after the Closing Date, all debts, liabilities, obligations and duties of the Acquired Fund will attach to the Acquiring Fund as aforesaid and may thenceforth be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

     3. On or as soon as practicable prior to the Closing Date as defined in section 6, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     4. At the Closing Date, the Corporation will liquidate the Acquired Fund and issue full and fractional shares of the Acquiring Fund to the Acquired Fund's shareholders, such that the shares of the Acquiring Fund of each class that are distributed to a shareholder of the Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the corresponding class of shares of the Acquired Fund held by such shareholder immediately prior to the Closing Date. In addition, each shareholder of the Acquired Fund will have the right to receive any unpaid dividends or other distributions that were declared before the Closing Date with respect to the shares of the Acquired Fund held by such shareholder immediately prior to the Closing Date.

     5. The stock transfer books of the Corporation with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter by the Corporation with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Acquiring Fund issued pursuant to this Plan.

     6. The Closing Date for purposes of this Plan shall be the close of business on October 12, 2001, or at such other time as may be determined by the Board of Directors or an authorized officer of the Corporation.

C.   ACTIONS BY SHAREHOLDERS OF THE ACQUIRED FUND

     Prior to the Closing Date and as a condition thereto, the Board of Directors of the Corporation will call, and the Corporation will hold, a meeting of the shareholders of the Acquired Fund to consider and vote upon:

     1. Approval of this Plan and the implementing charter amendment reclassifying shares of the Acquired Fund into shares of the Acquiring Fund and the transactions contemplated hereby.

     2. Such other matters as may be determined by the Board of Directors of the Corporation.

D.   CONDITIONS OF THE REORGANIZATION

     Consummation of this Plan will be subject to:

     1. The approval of the matters referred to in Article C of this Plan by the shareholders of the Acquired Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Directors of the Corporation; and

     2.  The following additional conditions:
          (a) The Corporation will have received opinions of Willkie Farr & Gallagher based upon customary representations and assumptions and to the effect that:

               (i)  the shares of the Acquiring Fund issued
pursuant to this Plan will, when issued in accordance with the provisions hereof, be validly issued, fully paid and non-assessable; and

               (ii)  for federal income tax purposes: (A)
the acquisition of the assets and assumption of the liabilities of the Acquired Fund by the Acquiring Fund in return for shares of the Acquiring Fund followed by the distribution of such shares to the shareholders of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code (the "Code") and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (B) no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets and liabilities to the Acquiring Fund; (C) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (D) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the shares of the Acquiring Fund in exchange for their shares of the Acquired Fund; (E) the tax basis of the shares of the Acquiring Fund received by the shareholders of the Acquired Fund will be the same as the tax basis of the shares of the Acquired Fund exchanged therefor; (F) the tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer; (G) the
holding period of the           shares of the Acquiring Fund
received by the shareholders of the Acquired Fund will include the holding period of the shares of the Acquired Fund exchanged therefor, provided that at the time of the exchange the shares of the Acquired Fund were held as
capital assets;   and (H) the holding period of the
Acquiring Fund for the assets of the Acquired Fund transferred to it will include the period during which such assets were held by the Acquired Fund.

          (b) All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained.

E.   MISCELLANEOUS

     1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the State of Maryland.

     2. This Plan and the transactions contemplated hereby may be abandoned at any time for any reason prior to the Closing Date upon the vote of a majority of the Board of Directors of the Corporation.

     3. At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Acquired Fund, the Corporation may, upon authorization by the Board of Directors and with or without the approval of shareholders of the Acquired Fund, amend any of the provisions of this Plan.

     4. The expenses incurred in connection with the Reorganization will be borne by Smith Barney Fund
Management, LLC, the Funds' investment manager.

     5. The Corporation, by consent of its Board of Directors, or an officer authorized by such Board of Directors, may waive any condition to the obligations of the Acquired Fund or the Acquiring Fund hereunder if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.


ANNEX I

SMITH BARNEY SECTOR SERIES, INC.

ARTICLES OF AMENDMENT

     SMITH BARNEY SECTOR SERIES INC., a Maryland corporation, having its principal office in the City of Baltimore, Maryland (the "Corporation"), certifies to the
State Department of Assessments and Taxation that:

     FIRST: The Charter of the Corporation is amended by (i) reclassifying all of the shares of the Corporation's Smith Barney Global Technology Fund ("Global Technology Fund") as shares of the Corporation's Smith Barney Technology Fund ("Technology Fund"), and (ii) increasing the aggregate number of authorized shares of the Technology Fund by 400,000,000 shares.

     SECOND: Upon effectiveness of these Articles of
Amendment:

     (a) All of the assets and liabilities belonging to the Corporation's Global Technology Fund and attributable to its Class A, B and L shares, respectively, shall be conveyed, transferred and delivered to the Corporation's Technology Fund, and shall thereupon become and be assets and liabilities belonging to the Technology Fund and attributable to its Class A, B and L shares, respectively.

     (b) Each of the issued and outstanding shares (and fractions thereof) of the Corporation's Global Technology Fund and its Class A, B and L shares, respectively, will automatically, and without the need of any further act or deed, be reclassified and changed to that number of full and fractional issued and outstanding shares of the Corporation's Technology Fund and of its Class A, B, and L shares, respectively, having an aggregate net asset value equal to the aggregate net asset value of a Global Technology Fund share of the comparable class (and fractions thereof) being reclassified and changed, such net asset values to be determined as of the close of regular trading on the New York Stock Exchange on the effective date of these Articles of Amendment.

     (c) Each unissued Class A, B, L, Y or Z share (or fraction thereof), respectively, of the Corporation's Global Technology Fund will automatically, and without the need for any further act or deed, be reclassified and changed to such number of unissued Class A, B, L, Y or Z shares (or fractions thereof), respectively, of the Corporation's Technology Fund as shall result, as of the effective time of these Articles of Amendment and as a result hereof, in the total number of unissued shares of the Corporation's Technology Fund being increased by 400,000,000 shares less the number of issued and outstanding shares of the Corporation's Technology Fund resulting from paragraph (b) of this Article SECOND.

     (d) Open accounts on the share records of the Corporation's Technology Fund owned by each former holder of its Global Technology Fund shares shall be established representing the appropriate number of the Technology Fund shares, of the appropriate class, deemed to be owned by each such stockholder as a result of the reclassification.

     THIRD: This amendment does not increase the authorized capital stock of the Corporation or the aggregate par value thereof. This amendment reclassifies and changes the 400,000,000 authorized shares of the Global Technology Fund to 400,000,000 additional authorized shares of the Technology Fund but does not amend the description of any class of stock as set forth in the Charter. As a result of this amendment, the Corporation is authorized to issue up to 800,000,000 shares of each of the Class A Common Stock, Class B Common Stock, Class L Common Stock, Class Y Common Stock and Class Z Common Stock of the Technology Fund less, at any time, the total number of shares of all such other classes of capital stock of the Technology Fund then issued and outstanding. The shares of the Technology Fund and of each class within such Fund shall have all of the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such Fund and such class as set forth in the Charter of the Corporation.

     FOURTH: This amendment has been duly authorized and advised by the Board of Directors of the Corporation and approved by the stockholders of the Corporation entitled to vote thereon.

     FIFTH: These Articles of Amendment shall be effective as of October ___, 2001 at ____p.m..

IN WITNESS WHEREOF, SMITH BARNEY SECTOR SERIES INC. has
caused these Articles of Amendment to be signed in its name
and on its behalf by its       , and witnessed by its
[Assistant] Secretary, as of the      day of      , 2001.

WITNESS:

	                            			SMITH BARNEY
SECTOR SERIES INC.

By: _____________________________        By:
_____________________________
Name:                                        		Name:
[Assistant] Secretary
	Office:


THE UNDERSIGNED,            , of Smith Barney Sector Series
Inc., who executed on behalf of the Corporation the foregoing Articles of Amendment of which this certificate is made a part, hereby acknowledges in the name and on behalf of said Corporation the foregoing Articles of Amendment to be the corporate act of said Corporation and hereby certifies that to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the authorization and approval thereof are true in all material respects under the penalties of perjury.


                     ____________________________
                     Name:
                     Office:





EXHIBIT A

THE PROSPECTUS, ANNUAL AND SEMI-ANNUAL REPORTS OF THE
ACQUIRING FUND DATED FEBRUARY 28, 2001, OCTOBER 31, 2000 AND
APRIL 30, 2001, RESPECTIVELY, ARE INCORPORATED BY REFERENCE
TO THE MOST RECENT FILINGS THEREOF BY THE ACQUIRING FUND




PART B

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL
INFORMATION



SUBJECT TO COMPLETION, DATED JULY 18, 2001

STATEMENT OF ADDITIONAL INFORMATION

7 World Trade Center
New York, New York  10048
(800) 451-2010

RELATING TO THE ACQUISITION BY THE SMITH BARNEY TECHNOLOGY FUND, INC. (THE "ACQUIRING FUND"), A SERIES OF SMITH BARNEY SECTOR SERIES INC. ("SECTOR SERIES") OF THE ASSETS OF SMITH BARNEY GLOBAL TECHNOLOGY FUND (THE "FUND"), ALSO A SERIES OF SECTOR SERIES.

Dated:  August        , 2001

          This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets of the Fund, a series of Sector Series, to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Fund, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

1. Statement of Additional Information for the Acquiring
Fund dated February 28, 2001

2. Statement of Additional Information for the Fund dated
February 28, 2001

3. Annual Report of the Acquiring Fund for the year ended
October 31, 2000 and the Semi-Annual Report of the
Acquiring Fund for the six-months ended April 30, 2001

4. Annual Report of the Fund for the year ended October
31, 2000 and the Semi-Annual Report of the Fund for the six months ended April 30, 2001.

     This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated August __,
2001, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring
Fund at the telephone number or address set forth above.
This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.











FINANCIAL STATEMENTS

The Annual and Semi-Annual Reports of the Acquiring Fund and the Fund for the year ended October 31, 2000 and the six months ended April 30, 2001, including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual and Semi-Annual Reports without charge, please call 1-800-451-2010.

PRO FORMA FINANCIAL STATEMENTS

Because the net asset value of the Fund is less than 10% of the Acquiring Fund's net asset value, pro forma financial statements are not required to be and have not been prepared for inclusion in the Statement of Additional Information filed in connection with the Reorganization.




THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
ANNUAL AND SEMI-ANNUAL REPORTS OF THE ACQUIRING FUND DATED
FEBRUARY 28, 2001, OCTOBER 31, 2000, AND APRIL 30, 2001,
RESPECTIVELY, ARE INCORPORATED BY REFERENCE TO THE MOST
RECENT FILINGS THEREOF BY SMITH BARNEY SECTOR SERIES INC.


THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, ANNUAL AND SEMI-ANNUAL REPORTS OF THE FUND DATED FEBRUARY 28, 2001, OCTOBER 31, 2000 AND APRIL 30, 2001, RESPECTIVELY, ARE INCORPORATED BY REFERENCE TO THE MOST RECENT FILINGS THEREOF BY SMITH BARNEY SECTOR SERIES INC.


Part C.

Other Information

Item 15. Indemnification -Registrant is named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment
Company Act of 1940.  Other assureds include Smith Barney
Fund Management LLC (Registrant's Manager) and affiliated investment companies. The response to this item is further incorporated by reference to Post - Effective Amendment No.
1 to the Registration Statement filed on May 28, 1987.


Item 16. 	Exhibits

(1)(a) Registrant's Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.
12 to the Registration Statement filed on October 27,1993
("Post-Effective Amendment No. 12").

1(b) 	Articles of Amendment dated October 30, 1986 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

1(c) 	Articles of Amendment dated November 17, 1989 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

1(d)	Articles Supplementary dated November 5, 1992 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

1(e) 	Articles of Amendment dated November 19, 1992 to
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

1(f) 	Articles of Amendment dated July 30, 1993 to Articles
of Incorporation are incorporated by reference to Post-
Effective Amendment No.12.

1(g) 	Articles of Amendment dated October 14, 1994 and
November 7, 1994, respectively and Articles Supplementary dated November 7, 1994 are incorporated by reference to Post-Effective Amendment No. 15 to the Registration
Statement filed on December 29, 1994 ("Post- Effective
Amendment No. 15").

1(h) 	Articles of Amendment dated December 18, 1995 to the
Articles of Incorporation are incorporated by reference to Post Effective Amendment No. 20 to the Registration
Statement filed on January 23, 1996 ("Post-Effective
Amendment No. 20").

1(i) 	Articles of Amendment dated June 1, 1998 to the
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 23 to the Registration
Statement filed on December 24, 1998 ("Post-Effective
Amendment No. 23").

1(j) 	Articles of Amendment dated November 29, 1999 to the
Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 25 to the Registration
Statement filed on December 1, 1999 ("Post-Effective
Amendment No. 25").

1(k) 	Articles Supplementary dated November 29, 1999 are
incorporated by reference to Post-Effective Amendment No.
25.

1(l) 	Certificate of Correction dated November 29, 1999 is
incorporated by reference to Post-Effective Amendment No.
25.

1(m)	Certificate of Correction dated November 29, 1999 is
incorporated by reference to Post-Effective Amendment No.
25.

1(n)	Articles Supplementary dated July 12, 2000 is filed
herein.

1(o)	Articles of Amendment dated December 11, 2000 to the
Articles of Incorporation is filed herein.

2(a)	Registrant's By-Laws are incorporated by reference to
the Registration Statement.

2(b) Amendment to Registrant's By-Laws is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 3, 1989 ("Post-
Effective Amendment No. 4").

3. 	Not applicable.

4.	Form of Plan of Reorganization is included in Part A
to the Registration Statement on Form N-14.

5	Specimen form of common stock certificate is
incorporated by reference to Post-Effective Amendment No.
23 to the Registration Statement filed on December 24, 1998
("Post-Effective Amendment No. 23").

6(a)	Form of Management Agreement between the Registrant
and Mutual Management Corp. (formerly known as Smith Barney
Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 19 to the Registration
Statement filed on December 18, 1995 ("Post-Effective
Amendment No. 19").

6(b)	Form of Investment Management Agreement between the
Registrant and SSB Citi Fund Management LLC ("SSB Citi") on behalf of the Financial Services Fund is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on February 11, 2000 ("Post-
Effective Amendment No. 26").

6(c)	Form of Investment Management Agreement between the
Registrant and SSB Citi on behalf of the Health Sciences
Fund is incorporated by reference to Post-Effective
Amendment No. 26.

6(d)	Form of Investment Management Agreement between the
Registrant and SSB Citi on behalf of the Technology Fund is incorporated by reference to Post-Effective Amendment No.
26.

6(e)	Form of Subadvisory Agreement between Smith Barney
Sector Series Inc. on behalf of the Financial Services
Fund, SSB Citi and Citibank, N.A. ("Citibank") is incorporated by reference to Post-Effective Amendment No.
26.

6(f)	Form of Subadvisory Agreement between Smith Barney
Sector Series Inc. on behalf of the Health Sciences Fund,
SSB Citi and Citibank is incorporated by reference to Post-
Effective Amendment No. 26.

6(g)	Form of Subadvisory Agreement between Smith Barney
Sector Series Inc. on behalf of the Technology Fund, SSB
Citi and Citibank is incorporated by reference to Post-
Effective Amendment No. 26.

6(h)	Form of Investment Management Agreement between the
Registrant and SSB Citi on behalf of the Global
Biotechnology Fund is filed herein.

6(i)	Form of Investment Management Agreement between the
Registrant and SSB Citi on behalf of the Global Media and Telecommunications Fund is filed herein.

6(j)	Form of Investment Management Agreement between the
Registrant and SSB Citi on behalf of the Global Technology
Fund is filed herein.

6(k)	Form of Subadvisory Agreement between the Registrant
on behalf of the Global Biotechnology Fund, SSB Citi and Citibank, N.A. ("Citibank") is filed herein.

6(l)	Form of Subadvisory Agreement between the Registrant
on behalf of the Global Media and Telecommunications Fund, SSB Citi and Citibank N.A is filed herein.

6(m)	Form of Subadvisory Agreement between the Registrant
on behalf of the Global Technology Fund, SSB Citi and Citibank is filed herein.

7(a)	Distribution Agreement between the Registrant and
Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 12.

7(b)	Amended Distribution Agreement between Registrant and
CFBDS, Inc. is incorporated by reference to Post-Effective
Amendment No. 23 to the Registration Statement filed on
December 24, 1998 ("Post-Effective Amendment No. 23").

7(c)	Selling Group Agreement is incorporated by reference
to Post-Effective Amendment No. 24 to the Registration
Statement filed on February 25,1999 ("Post-Effective
Amendment No. 24").

7(d)	Form of Distribution Agreement between Registrant and
CFBDS, Inc. is incorporated by reference to Post-Effective
Amendment No. 26.

7(e)	Form of Distribution Agreement between Registrant and
Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 30 to the Registration
Statement filed on February 28, 2001 ("Post-Effective
Amendment No. 30").

7(f)	Form of Distribution Agreement between Registrant and
PFS Distributors Inc. incorporated by reference to Post-
Effective Amendment No. 30.

8	Not Applicable.

9(a)	Form of Custodian Agreement between the Registrant
and The Chase Manhattan Bank N.A. is incorporated by reference to Post-Effective Amendment No. 21 filed on February 20, 1997.

10(a)	Amended Service and Distribution Plan pursuant to
Rule 12b-1 between the Registrant and Salomon Smith Barney
Inc. is incorporated by reference to Post-Effective
Amendment No. 15.

10(b)	Form of Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant and Salomon
Smith Barney Inc. is incorporated by reference to Post-
Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No.
23").

10(c)	Form of Amended Service and Distribution Plan
pursuant to Rule 12b-1 between Smith Barney Sector Series
Inc. on behalf of Financial Services Fund and Salomon Smith
Barney Inc. ("Salomon Smith Barney") is incorporated by reference to Post-Effective Amendment No. 26.

10(d)	Form of Amended Service and Distribution Plan
pursuant to Rule 12b-1 between Smith Barney Sector Series
Inc. on behalf of Health Sciences Fund and Salomon Smith
Barney is incorporated by reference to Post-Effective
Amendment No. 26.

10(e)	Form of Amended Service and Distribution Plan
pursuant to Rule 12b-1 between Smith Barney Sector Series
Inc. on behalf of Technology Fund and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment
No. 26.

10(f)	Form of Amended Service and Distribution Plan
pursuant to Rule 12b-1 between Smith Barney Sector Series
Inc. on behalf of Financial Services Fund, Health Sciences
Fund and Technology Fund and Salomon Smith Barney is filed herein.

11 Opinion and consent of Counsel as to the legality of the securities being registered is filed herewith.

12 Form of Opinion of Counsel supporting tax matters and consequences to shareholders discussed in the prospectus is filed herewith.

13(a)	Transfer Agency Agreement dated August 2, 1993
between the Registrant and First Data Investor Services
Group is incorporated by reference to Post-Effective
Amendment No. 14 to the Registration Statement filed on
December 30, 1993.

13(b)	Form of Transfer Agency Agreement between the
Registrant and Citi Fiduciary Trust Company is filed herein.

13(c)	Form of Sub-Transfer Agency Agreement between the
Registrant and PFPC Global Fund Services is filed herein.

13(d)	Form of Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholder Services is filed herein.

14	Independent Auditor's Consent is filed herein.

15	Not Applicable.

16 Powers of Attorney are incorporated by reference to Registrant's registration statement filed on Form N-
1A.

17(a)	Form of Proxy Card is filed herewith.

17(b) 	Annual and Semi-Annual Reports of Registrant,
dated October 31, 2000 and April 30, 2001, respectively, are incorporated herein by reference.

17(c)	Prospectus and statement of additional information of
Registrant, dated February 28, 2001, are incorporated herein by reference.

17(d)	Code of Ethics is incorporated by reference to Post-
Effective Amendment
No. 27.

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statements and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be determined to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933
(the "Securities Act") and the Investment Company Act of
1940, as amended, the Registrant, Smith Barney Sector
Series Inc. certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of July, 2001.

SMITH BARNEY SECTOR SERIES INC.


By: /s/ Heath B. McLendon
     Health B. McLendon
     Chairman of the Board,
     President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature				Title
	Date

/s/Heath B. McLendon		Chairman of the Board,
	July 18, 2001
Heath B. McLendon			President and Chief Executive
Officer


/s/ Lewis E. Daidone			Senior Vice President
			July 18, 2001
Lewis E. Daidone			and Treasurer, Chief
	Financial and Accounting
Officer

/s/Herbert Barg*			Director
	July 18, 2001
Herbert Barg

/s/Alfred J. Bianchetti*		Director
		July 18, 2001
Alfred J. Bianchetti

/s/Martin Brody*			Director
	July 18, 2001
Martin Brody

/s/Dwight B. Crane*			Director
		July 18, 2001
Dwight B. Crane

/s/Burt N. Dorsett*			Director
		July 18, 2001
Burt N. Dorsett

/s/Elliot S. Jaffe*			Director
		July 18, 2001
Elliot S. Jaffe

/s/Stephen E. Kaufman*		Director
	July 18, 2001
Stephen E. Kaufman

/s/Joseph J. McCann*			Director
		July 18, 2001
Joseph J. McCann

/s/Cornelius C. Rose, Jr.* 		Director
		July 18, 2001
Cornelius C. Rose, Jr.

? Signed by Heath B. McLendon their duly authorized attorney-in-fact, pursuant to power of attorney dated
July 12, 2000.


EXHIBIT INDEX


Exhibit No.	Exhibit

11 Opinion and consent of Counsel as to the legality of
the securities being registered
12 Form of Opinion of Counsel supporting tax matters and
consequences to shareholders discussed in the
prospectus
13 Independent Auditor's Consent
17	Proxy Card






EXHIBITS
(11)(a) Opinion and consent of Counsel as to the legality of the securities being registered
(11)(b) Opinion of Maryland Counsel as to legality of the
securities being registered
(12) Form of Opinion of Counsel supporting tax matters and
consequences to shareholders     discussed in the
prospectus
(13) Independent Auditor's Consent
(17)   Proxy Card

VOTE THIS PROXY CARD TODAY! YOUR PROMPT RESPONSE WILL SAVE
THE EXPENSE OF ADDITIONAL MAILINGS

Please fold and detach card at perforation before mailing
 .........................................................................
 .........................................................................
 ............................................

SMITH BARNEY SECTOR SERIES INC. - GLOBAL TECHNOLOGY FUND
PROXY SOLICITED BY THE BOARD OF DIRECTORS

The undersigned holder of shares of Smith Barney Global Technology Fund (the "Global Technology Fund"), a series of Smith Barney Sector Series Inc., (the "Corporation") hereby appoints Heath B. McLendon, Christina T. Sydor, Lewis E. Daidone and Michael Kocur, attorneys and proxies for the undersigned with full powers of substitution and revocation, to represent the undersigned and to vote on behalf of the undersigned all shares of the Global Technology Fund that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Global Technology Fund to be held at the offices of the Global Technology Fund, 7 World Trade Center, New York, New York on October 9, 2001 at 10:00 a.m. and any adjournment or adjournments thereof. The undersigned hereby acknowledges receipt of the Notice of Special Meeting and Prospectus /Proxy Statement dated
August  	, 2001 and hereby instructs said attorneys and proxies to
vote said shares as indicated herein. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting. A majority of the proxies present and acting at the Special Meeting in person or by substitute (or, if only one shall be so present, then that one) shall have and may exercise all of the power and authority of said proxies hereunder. The undersigned hereby revokes any proxy previously given.

	PLEASE SIGN, DATE AND RETURN
	PROMPTLY IN THE ENCLOSED ENVELOPE

		Date:

		Note: Please sign exactly as your name appears on this Proxy. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.


		Signature(s) (Title(s),  if applicable

Please fold and detach card at perforation before mailing


Please indicate your vote by an "X" in the appropriate box below. This proxy, if properly executed, will be voted in the manner directed by the undersigned shareholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR APPROVAL OF THE PROPOSAL.

1. To approve the Corporation's Plan of Reorganization providing for:
(i) the acquisition of all of the assets and liabilities of the Global Technology Fund by the Smith Barney Technology Fund (the "Technology Fund"), also a series of the Corporation (ii) the amendment of the Corporation's Charter reclassifying all shares of the Global Technology Fund as shares of the Technology Fund, and
(iii) the accomplishment of the reclassification by the issuance of such shares of the Technology Fund to shareholders of the Global Technology Fund.


For		Against		Abstain
?		? 		?

NOTE: YOUR PROXY IS NOT VALID UNLESS IT IS SIGNED ON THE
REVERSE SIDE
1


42

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.